COLUMBIA FUNDS SERIES TRUST I

Supplement dated June 4, 2010

to the Statement of Additional Information dated April 1, 2010, as supplemented, for

Columbia Tax-Exempt Fund

The tables in the section of the Statement of Additional Information entitled “The Board” under the subsection entitled “Compensation” are hereby revised as follows:

1. The table under the heading “Independent Trustee Compensation for the Fiscal Year Ended November 30, 2009 and the Calendar Year Ended December 31, 2009” is deleted in its entirety and replaced with the following:

Name of Trustee	Aggregate Compensation from the Fund for the Fiscal Year ended November 30, 2009(a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees for the Calendar Year ended December 31, 2009(a)
Rodman L. Drake(b)	$12,433	$275,955
John D. Collins(c)	$9,883	$226,990
Douglas A. Hacker	$10,751	$251,005
Janet Langford Kelly	$10,433	$234,000
Charles R. Nelson	$10,954	$249,500
John J. Neuhauser	$10,245	$233,500
Jonathan Piel	$9,545	$218,500
Patrick J. Simpson(d)	$10,372	$236,000
Thomas C. Theobald(e) (f)	$11,421	$248,550
Anne-Lee Verville(g)	$10,740	$244,000

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which are not included in the amounts shown.
(b)	During the fiscal year ended November 30, 2009, Mr. Drake deferred $4,853 of his compensation from the Fund. During the calendar year ended December 31, 2009, Mr. Drake deferred $116,500 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Drake’s account under that plan was $223,507.
(c)	During the fiscal year ended November 30, 2009, Mr. Collins deferred $4,671 of his compensation from the Fund. During the calendar year ended December 31, 2009, Mr. Collins deferred $116,000 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Collins’ account under that plan was $205,097.
(d)	During the fiscal year ended November 30, 2009, Mr. Simpson deferred $10,372 of his compensation from the Fund. During the calendar year ended December 31, 2009, Mr. Simpson deferred $236,000 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Simpson’s account under that plan was $1,051,968.
(e)	At December 31, 2009, the value of Mr. Theobald’s account under the deferred compensation plan was $600,183.
(f)	Mr. Theobald served as a Trustee of the Trust until February, 2010.
(g)	At December 31, 2009, the value of Ms. Verville’s account under the deferred compensation plan was $679,903.

2. The table under the heading “Interested Trustee Compensation for the Fiscal Year Ended November 30, 2009 and the Calendar Year Ended December 31, 2009” is deleted in its entirety and replaced with the following:

Name of Trustee	Aggregate Compensation from the Fund for the Fiscal Year ended November 30, 2009(a)	Total Compensation from the Columbia Funds Complex Paid to Interested Trustee for the Calendar Year ended December 31, 2009(a)
William E. Mayer	$10,221	$233,500

(a)	Mr. Mayer receives reimbursements for reasonable expenses related to his attendance at meetings of the Board or standing committees, which are not included in the amounts shown.

Shareholders should retain this Supplement for future reference.

INT-50/55810-0510

COLUMBIA FUNDS SERIES TRUST I

Supplement dated June 4, 2010

to the Statement of Additional Information dated April 29, 2010, as supplemented, for

Columbia Real Estate Equity Fund

The tables in the section of the Statement of Additional Information entitled “The Board” under the subsection entitled “Compensation” are hereby revised as follows:

1. The table under the heading “Independent Trustee Compensation for the Fiscal Period Ended December 31, 2009, the Fiscal Year Ended August 31, 2009 and the Calendar Year Ended December 31, 2009” is deleted in its entirety and replaced with the following:

Name of Trustee	Aggregate Compensation from the Fund(a) for the Fiscal Period ended December 31, 2009(b)	Aggregate Compensation from the Fund(a) for the Fiscal Year ended August 31, 2009	Total Compensation from the Columbia Funds Complex(a) Paid to Independent Trustees for the Calendar Year ended December 31, 2009
Rodman L. Drake(c)	$868	$2,108	$275,955
John D. Collins(d)	$694	$1,822	$226,990
Douglas A. Hacker	$792	$1,998	$251,005
Janet Langford Kelly	$735	$1,950	$234,000
Charles R. Nelson	$783	$2,086	$249,500
John J. Neuhauser	$695	$1,938	$233,500
Jonathan Piel	$660	$1,821	$218,500
Patrick J. Simpson(e)	$707	$1,952	$236,000
Thomas C. Theobald(f) (g)	$508	$2,057	$248,550
Anne-Lee Verville(h)	$745	$2,021	$244,000

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown.
(b)	The Fund changed its fiscal year end from August 31 to December 31. Compensation data shown reflects the period from September 1, 2009 through December 31, 2009.
(c)	Mr. Drake deferred $929 of compensation from the Fund during the fiscal year ended August 31, 2009, and $397 of compensation from the Fund during the fiscal period ended December 31, 2009. During the calendar year ended December 31, 2009, Mr. Drake deferred $116,500 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Drake’s account under that plan was $223,507.
(d)	Mr. Collins deferred $903 of his compensation from the Fund during the fiscal year ended August 31, 2009, and $412 of compensation from the Fund during the fiscal period ended December 31, 2009. During the calendar year ended December 31, 2009, Mr. Collins deferred $116,000 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Collins’s account under that plan was $205,097.
(e)	Mr. Simpson deferred $1,952 of his compensation from the Fund during the fiscal year ended August 31, 2009, and $707 of compensation from the Fund during the fiscal period ended December 31, 2009. During the calendar year ended December 31, 2009, Mr. Simpson deferred $236,000 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Simpson’s account under that plan was $1,051,968
(f)	At December 31, 2009, the value of Mr. Theobald’s account under the deferred compensation plan was $600,183
(g)	Mr. Theobald served as a Trustee of the Trust until February, 2010.
(h)	At December 31, 2009, the value of Ms. Verville’s account under the deferred compensation plan was $679,903.

2. The table under the heading “Interested Trustee Compensation for the Fiscal Period Ended December 31, 2009, the Fiscal Year Ended August 31, 2009 and the Calendar Year Ended December 31, 2009” is deleted in its entirety and replaced with the following:

Name of Trustee	Aggregate Compensation from the Fund(a) for the Fiscal Period ended December 31, 2009(b)	Aggregate Compensation from the Fund(a) for the Fiscal Year ended August 31, 2009	Total Compensation from the Columbia Funds Complex(a) Paid to Interested Trustees for the Calendar Year ended December 31, 2009
William E. Mayer	$707	$1,887	$233,500

(a)	Mr. Mayer receives reimbursements for reasonable expenses related to his attendance at meetings of the Board or standing committees, which are not included in the amounts shown.
(b)	The Fund changed its fiscal year end from August 31 to December 31. Compensation data shown reflects the period from September 1, 2009 through December 31, 2009.

Shareholders should retain this Supplement for future reference.

INT-50/55706-0510